NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
NET LOSS PER SHARE
Schedule of net loss per share

	THREE MONTHS ENDED JUNE 30,		SIX MONTHS ENDED JUNE 30,
	2013	2012	2013	2012
Net loss and comprehensive loss for the period (in thousands)	$(8,012)	$(4,677)	$(12,229)	$(8,033)
Weighted average number of common shares	9,957,725	6,358,266	9,957,725	6,358,266

Basic and diluted net loss per share	$(0.81)	$(0.73)	$(1.23)	$(1.26)

	YEAR ENDED DECEMBER 31,
	2012	2011
	(in thousands except for share and per share amounts)
Net loss and comprehensive loss for the year	$(20,286)	$(9,778)
Weighted average number of shares of common stock	6,762,985	4,944,184

Basic and diluted net loss per share	$(3.00)	$(1.98)